Nuveen New York Municipal Value Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.4% (100.0% of Total Investments)
X 165,752,817
MUNICIPAL BONDS - 98.4%  (100.0% of Total Investments) X 165,752,817
Consumer Staples - 3 .3% ( 3 .4 % of Total Investments)
$ 1,100 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
1/24 at 100.00 $ 1,044,494
530 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 542,325
3,440 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call 3,513,696
500 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017
Series B, 5.000%, 6/01/25
No Opt. Call 500,029
Total Consumer Staples 5,600,544
Education and Civic Organizations - 16 .3% ( 16 .6 % of Total Investments)
680 Buffalo and Erie County Industrial Land Development Corporation, New York,
Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%,
12/01/40
1/24 at 100.00 595,565
1,250 Build New York City Resource Corporation, New York, Revenue Bonds, City
University of New York - Queens College, Q Student Residences, LLC Project,
Refunding Series 2014A, 5.000%, 6/01/43
6/24 at 100.00 1,253,647
Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A:
100 4.500%, 6/15/43 6/31 at 100.00 96,039
140 4.750%, 6/15/58 6/31 at 100.00 131,683
1,015 Build New York City Resource Corporation, New York, Revenue Bonds, KIPP
New York City Public School Facilities, Canal West Project, Series 2022,
5.250%, 7/01/62
7/32 at 100.00 1,037,574
230 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 186,187
385 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/56, 144A
6/29 at 100.00 339,164
475 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 483,810
1,080 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 1,061,533
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC Insured
No Opt. Call 1,045,251
Dormitory Authority of the State of New York, Revenue Bonds, Icahn School
of Medicine at Mount Sinai, Refunding Series 2015A:
1,330 5.000%, 7/01/40 7/25 at 100.00 1,336,012
2,180 5.000%, 7/01/45 7/25 at 100.00 2,185,542
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
1,820 5.000%, 7/01/40 7/25 at 100.00 1,836,202
1,000 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2016A, 5.000%, 7/01/41
1/27 at 100.00 1,015,100
385 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 342,516
825 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 841,837
2,760 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 2,859,366
Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A:
1,000 5.000%, 7/01/40 7/28 at 100.00 1,058,333
175 5.000%, 7/01/48 7/28 at 100.00 181,584
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 2,737,879

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 670 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 $ 663,339
845 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A
12/26 at 100.00 817,595
725 (c) Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series
2016C, 0.000%, 1/01/55
1/34 at 100.00 649,513
Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013:
100 5.000%, 9/01/38 1/24 at 100.00 100,051
300 5.000%, 9/01/43 1/24 at 100.00 300,090
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011:
1,000 6.000%, 6/01/30 1/24 at 100.00 1,001,988
1,000 6.000%, 6/01/34 1/24 at 100.00 1,001,914
50 New Rochelle Corporation, New York, Local Development Revenue Bonds,
Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 50,077
405 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding
Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 349,878
3,000 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2009A, 0.000%,
3/01/40 - AGC Insured
No Opt. Call 1,448,183
500 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 4.000%,
3/01/45 - AGM Insured
9/30 at 100.00 480,208
Total Education and Civic Organizations 27,487,660
Financials - 0 .7% ( 0 .7 % of Total Investments)
1,000 Liberty Development Corporation, New York, Goldman Sachs Headquarters
Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 1,130,754
Total Financials 1,130,754
Health Care - 11 .0% ( 11 .2 % of Total Investments)
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
1,430 4.000%, 5/01/45 5/32 at 100.00 1,328,324
2,700 4.250%, 5/01/52 5/32 at 100.00 2,564,292
1,000 5.000%, 5/01/52 5/32 at 100.00 1,036,953
2,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 2,159,231
Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone
Hospitals Obligated Group, Series 2020A:
2,000 4.000%, 7/01/50 7/30 at 100.00 1,836,525
1,040 4.000%, 7/01/53 7/30 at 100.00 940,737
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
225 5.000%, 12/01/24, 144A No Opt. Call 225,315
800 5.000%, 12/01/32, 144A 6/27 at 100.00 782,692
1,160 5.000%, 12/01/36, 144A 6/27 at 100.00 1,088,437
3,460 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 3,054,324
260 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
1/24 at 100.00 260,405
660 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 663,918
2,875 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 2,570,437
65 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series 2023,
6.250%, 11/01/52
11/33 at 100.00 72,004
Total Health Care 18,583,594

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Industrials - 2 .3% ( 2 .3 % of Total Investments)
$ 3,930 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44,
144A
11/24 at 100.00 $ 3,830,299
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 7,643
Total Industrials 3,837,942
Long-Term Care - 0 .2% ( 0 .2 % of Total Investments)
270 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%,
11/01/31
1/24 at 100.00 271,822
100 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 85,617
Total Long-Term Care 357,439
Materials - 0 .3% ( 0 .3 % of Total Investments)
530 Build New York City Resource Corporation, New York, Solid Waste Disposal
Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35,
(AMT), 144A
1/25 at 100.00 530,528
Total Materials 530,528
Tax Obligation/General - 6 .8% ( 6 .8 % of Total Investments)
1,000 Nassau County, New York, General Obligation Bonds, General Improvement
Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 1,062,473
5,000 Nassau County, New York, General Obligation Bonds, General Improvement
Series 2022A, 4.125%, 4/01/47 - AGM Insured
4/32 at 100.00 5,005,979
1,000 Nassau County, New York, General Obligation Bonds, General Improvment
Series 2016C, 5.000%, 4/01/35
4/26 at 100.00 1,040,457
1,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1,
5.000%, 3/01/40
3/28 at 100.00 1,050,351
835 New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1,
4.000%, 3/01/50
3/30 at 100.00 810,111
1,900 New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1,
5.000%, 8/01/47
8/31 at 100.00 2,030,331
409 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/41
7/31 at 103.00 354,169
Total Tax Obligation/General 11,353,871
Tax Obligation/Limited - 17 .1% ( 17 .4 % of Total Investments)
2,140 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 2,180,738
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series 2020A,
4.000%, 3/15/44
9/30 at 100.00 983,967
3,000 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 3,094,831
2,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
5.000%, 11/15/26
11/25 at 100.00 2,540,099
540 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second
Indenture Fiscal 2017 Series A, 5.000%, 2/15/39
2/27 at 100.00 560,028
2,465 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/43
7/29 at 100.00 2,465,049
2,000 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 2,033,149
445 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 459,772
1,525 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 1,526,696
New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series E-1:
1,125 5.000%, 2/01/39 2/27 at 100.00 1,171,700
1,000 5.000%, 2/01/43 2/27 at 100.00 1,033,721

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,685 New York State Thruway Authority, State Personal Income Tax Revenue Bonds,
Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 $ 1,825,045
1,000 New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%, 3/15/48
9/28 at 100.00 975,606
2,000 New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/49
9/30 at 100.00 1,945,148
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
6,509 0.000%, 7/01/51 7/28 at 30.01 1,416,099
3,218 5.000%, 7/01/58 7/28 at 100.00 3,128,153
17 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 15,536
1,030 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 1,002,482
90 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 95,261
355 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior
Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 350,134
Total Tax Obligation/Limited 28,803,214
Transportation - 22 .4% ( 22 .8 % of Total Investments)
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%, 11/15/48,
(Mandatory Put 11/15/24)
No Opt. Call 1,507,932
970 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 996,976
1,315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/32
11/25 at 100.00 1,344,930
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 1,802,981
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project, Series
2007:
2,000 (d) 0.000%, 10/01/37 1/24 at 100.00 1,400,000
1,500 (d) 2.350%, 10/01/46 1/24 at 100.00 1,050,000
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,255 4.000%, 10/31/41, (AMT) 10/31 at 100.00 1,135,099
290 4.000%, 10/31/46, (AMT) 10/31 at 100.00 251,611
1,830 4.000%, 4/30/53, (AMT) 10/31 at 100.00 1,518,144
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series
2016A:
400 5.000%, 7/01/46, (AMT) 7/24 at 100.00 396,538
3,815 5.250%, 1/01/50, (AMT) 7/24 at 100.00 3,815,091
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
505 5.000%, 8/01/26, (AMT) 12/23 at 100.00 505,019
2,625 5.000%, 8/01/31, (AMT) 12/23 at 100.00 2,624,825
105 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 105,487
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport
Project, Green Series 2023:
355 6.000%, 6/30/54 No Opt. Call 377,353
1,515 5.375%, 6/30/60 No Opt. Call 1,516,336
290 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 301,187

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 340 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/35
12/30 at 100.00 $ 362,798
1,785 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 1,899,946
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
2,000 5.000%, 1/01/27, (AMT) No Opt. Call 2,016,843
400 5.000%, 1/01/28, (AMT) No Opt. Call 406,266
850 5.000%, 1/01/31, (AMT) 1/28 at 100.00 861,897
400 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 398,374
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,082,436
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.000%, 10/15/41
10/25 at 100.00 3,062,265
1,930 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 1,923,541
800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/42
11/27 at 100.00 836,303
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 887,598
1,155 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42
5/27 at 100.00 1,198,159
2,000 Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds,
Refunding Series 2018C, 5.000%, 11/15/37
11/28 at 100.00 2,137,220
Total Transportation 37,723,155
U.S. Guaranteed - 1 .1% ( 1 .1 % of Total Investments) (e)
Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2015A:
235 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 242,660
265 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 273,638
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 139,085
1,235 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/38, (Pre-refunded 1/08/24)
1/24 at 100.00 1,236,738
Total U.S. Guaranteed 1,892,121
Utilities - 16 .9% ( 17 .2 % of Total Investments)
300 Buffalo Municipal Water Finance Authority, New York, Water System Revenue
Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 306,958
830 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 893,236
420 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 421,994
580 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 592,679
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series
CC-1, 5.000%, 6/15/48
6/27 at 100.00 3,112,915
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series
EE, 5.000%, 6/15/39
12/25 at 100.00 1,020,479
2,200 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series
EE, 4.000%, 6/15/42
6/30 at 100.00 2,205,736

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NNY
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,145 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023 Series
AA-1, 5.250%, 6/15/52
12/32 at 100.00 $ 1,256,601
2,500 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects, Second Resolution Subordinated SRF
Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 2,537,149
1,000 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects-Second Resolution Bonds, Subordinated
SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 1,039,806
4,800 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects-Second Resolution Bonds, Subordinated
SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 4,984,978
1,895 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects-Second Resolution Bonds, Subordinated
SRF Series 2022A, 5.000%, 6/15/51
6/32 at 100.00 2,029,190
2,000 New York State Environmental Facilities Corporation, State Revolving Funds
Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52
9/32 at 100.00 2,188,765
650 New York State Power Authority, Green Transmission Project Revenue Bonds,
Green Series 2023A, 5.000%, 11/15/48 - AGM Insured
11/33 at 100.00 699,681
500 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT), 144A
1/24 at 100.00 402,260
775 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 751,998
Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE:
2,000 5.000%, 12/15/34 1/24 at 100.00 2,001,666
2,005 5.000%, 12/15/41 1/24 at 100.00 2,005,904
Total Utilities 28,451,995
Total Municipal Bonds
(cost $164,775,291) 165,752,817
Total Long-Term Investments
(cost $164,775,291) 165,752,817
Other Assets & Liabilities, Net - 1.6% 2,658,711
Net Assets Applicable to Common Shares - 100% $ 168,411,528

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 165,752,817 $ – $ 165,752,817
Total
$ – $ 165,752,817 $ – $ 165,752,817
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax